Capital Stock, Options and Warrants (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 08, 2017	Aug. 31, 2009	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2017	Jul. 31, 2017	Jan. 31, 2015	Aug. 30, 2011	Jan. 24, 2007
Common Stock, Par Value			$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized			950,000,000	950,000,000	950,000,000
Common Stock, Shares Issued			104,477,936	104,477,936	71,153,300
Common Stock, Shares Outstanding			104,477,936	104,477,936	71,153,300
Preferred Stock, shares authorized			250,000,000	250,000,000
Shares forfeited							200,000
Deferred offering costs					$ 38,687
Warrant issued for services				4,862
Unamortized stock-based compensation expense				9,724
Common stock issued for services, value				$ 39,880
Stock Option Plan [Member]
Common shares reserved for future issuance				6,800,000	7,200,000
August Secured Notes [Member]
Warrant exercise price			$ 0.075	$ 0.075
Oncolix, Inc [Member]
Acquisition of AEPP, Shares	31,765,903
TETF [Member]
Technology fund Investment description

Our obligations to TETF generally expire on September 30, 2020. In the event that we do not maintain our principal place of business or principal executive offices in Texas, TETF may require us to repay the $3.9 million investment plus eight percent interest per annum, compounded annually, from the date of the investment, essentially as a stipulated damage or penalty, and TETF will retain its shares of Series A Preferred Stock. In the event of a breach of other conditions of the investment or representations and warranties, TETF may seek any remedies it may have in law or equity. We can terminate our obligations to TETF at any time by the repayment of the amount invested plus 8% interest calculated as described above.

GHC [Member]
Common Stock, Shares Issued										24,000,000
Commitment to Investment for operations										$ 3,000,000
GHC [Member] | Contract Manufacturing [Member]
Common stock issued for services, shares		10,000,000
Common stock issued for services, value		$ 1,500,000
Common stock issued for services, price per share		$ 0.15
Texas Emerging Technology Fund Investment [Member]
Stipulated penalty description

TETF may require us to repay the $3.9 million investment plus eight percent interest per annum, compounded annually, from the date of the investment, essentially as a stipulated damage or penalty, and TETF will retain its shares of Series A Preferred Stock. In the event of a breach of other conditions of the investment or representations and warranties, TETF may seek any remedies it may have in law or equity. We can terminate our obligations to TETF at any time by the repayment of the amount invested plus 8% interest calculated as described above.

One Option [Member]
Warrant exercise price				$ 0.005
Shares exercised				200,000
Exercisable average price per share				$ 0.01
Stock Option Plan [Member]
Warrant exercise price				$ 0.0825
Common shares reserved for future issuance				6,800,000
Warrant [Member]
Preferred stock shares issued upon conversion to common stock			52,485,606
Warrants Issued During Period for shares			3,200,000	3,200,000
Warrant exercise price			$ 0.0825	$ 0.0825
Common shares reserved for future issuance				49,477,380
Warrant [Member] | August Secured Notes [Member]
Warrant exercise price			$ 0.09	$ 0.09
Common shares reserved for future issuance			17,608,280	17,608,280
Series A Preferred Stock [Member]
Preferred Stock, par value			$ 0.0001	$ 0.001	$ 0.001
Preferred Stock, shares authorized			150,000,000	150,000,000	150,000,000
Preferred Stock, share issued			63,038,284	63,038,284	62,138,680
Preferred Stock, share outstanding			63,038,284	63,038,284	62,138,680
Preferred stock shares issued upon conversion to common stock			66,871,012	66,871,012
Liquidation preference per share			$ 0.075	$ 0.075
Liquidation preference shares outstanding			$ 4,727,871	$ 4,727,871
Shares issuable under arrangements			14,000,000	14,000,000
Preferred Stock, Conversion Basis			Each share of Series A Preferred Stock is currently convertible into 1.0608 shares of Common Stock.	Each share of Series A Preferred Stock is currently convertible into 1.0608 shares of Common Stock.
Minimum gross proceeds under firm-commitment for conversion			$ 10,000,000	$ 10,000,000
Preferred Stock conversion description

The Series A Preferred Stock will automatically convert upon either the written consent of the holders of the majority of such shares or the closing of a firm-commitment underwritten public offering with gross proceeds of at least $10 million.

The Series A Preferred Stock will automatically convert upon either the written consent of the holders of the majority of such shares or the closing of a firm-commitment underwritten public offering with gross proceeds of at least $10 million.

Prepayment of future services								$ 450,000
Unearned portion of equity issued			$ 43,090	$ 43,090
Warrant exercise price			$ 0.0825
Warrants expiry dates			The Preferred Warrants expire if not otherwise exercised at various dates commencing on January 16, 2020 and ending May 12, 2022.	The Preferred Warrants expire if not otherwise exercised at various dates commencing on January 16, 2020 and ending May 12, 2022.
Outstanding options and warrants, description

In addition, as of March 31, 2018, we have outstanding options to acquire up to 6,800,000 shares of Common Stock, warrants to acquire up to 49,477,380 shares of Series A Preferred Stock, which upon exercise would be convertible into 52,485,606 shares of Common Stock) and warrants to acquire up to 65,560,120 shares of Common Stock.

Common shares reserved for future issuance				49,477,380
Additional common stock shares issued			14,000,000
Preferred Stock conversion shares ratio description				Series A Preferred Stock may be converted into Common Stock at any time at the ratio of 1.0608 shares of Common Stock for every share of Series A Preferred Stock.
Common Stock issuable upon conversion			$ 52,485,606	$ 282,089
Series A Preferred Stock [Member] | Maximum [Member]
Conversion price				$ 0.075		$ 0.0545
Series A Preferred Stock [Member] | Minimum [Member]
Conversion price				$ 0.0707		$ 0.075
Series A Preferred Stock [Member] | Warrant [Member]
Unearned portion of equity issued					$ 43,090
Cashless exercise of warrants, Shares					899,604
Warrants Issued During Period for shares					50,810,720
Warrants issued to acquire shares					2,666,700
Warrants exercised					2,333,340
Warrant exercise price					$ 0.0825
Series A Preferred Stock [Member] | Warrant [Member] | August Secured Notes [Member]
Warrants issued to acquire shares					2,333,340
Warrant exercise price					$ 0.0825
Deferred offering costs					$ 38,687
Series A Preferred Stock [Member] | Warrant [Member] | Placement agent [Member]
Warrants issued to acquire shares					2,000,000
Warrant exercise price					$ 0.0825
Warrants expiry dates					The warrant expires if not exercised in January 2020 and has cashless exercise provisions.
Common Stock
Common Stock, Par Value									$ 0.15
Shares issuable under arrangements			62,360,121	55,872,837					333,340
Cost of services percentage									10.00%
Prepayment of future services									$ 50,000
Unearned portion of equity issued			$ 269,999	$ 150,000	$ 269,999
Additional services			$ 1,050,000	$ 1,050,000
Warrants Issued During Period for shares			65,560,120	65,560,120	0
Warrant exercise price			$ 0.09	$ 0.09	$ 0.0825
Warrants expiry dates			Warrants expire if not otherwise exercised on or prior to August 3, 2022.
Common shares reserved for future issuance				65,560,121	0
Common Stock | GHC [Member] | Contract Manufacturing [Member]
Prepayment of future services					$ 120,688
Common Stock | Senior Notes [Member]
Common shares reserved for future issuance				373,083,905
Additional common stock shares issued			76,889,231	76,889,231
Common Stock | Warrant [Member]
Warrants Issued During Period for shares				900,000
Warrant exercise price				$ 0.09
Warrants expiry dates				The warrant expires if unexercised on November 30, 2022, and will also expire if the director’s term is terminated.
Volatility rate				40.00%
Common Stock | Warrant [Member] | Placement agent [Member]
Warrant exercise price				$ 0.09
Warrants expiry dates				The August Warrants, expire if not otherwise exercised in or prior to August 3, 2022,
Common Stock | Warrant 4 [Member]
Warrants Issued During Period for shares				17,608,280
Common Stock | Warrant 3 [Member]
Warrants Issued During Period for shares				900,000
Common Stock | Warrant 2 [Member]
Warrants Issued During Period for shares				5,587,284
Common Stock | Warrant 1 [Member]
Warrants Issued During Period for shares				59,072,837